Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,995,000.00
Previously Paid Amount	0.00
Total Fee Amount	966.01
Total Offset Amount	0.00
Net Fee	966.01
Narrative - Max Aggregate Offering Price	$ 6,995,000.00
Final Prospectus	true